Goodwill and Other Intangible Assets - Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and goodwill [abstract]
Increase (decrease) of amortizing other intangible assets, net	€ 130	€ 261	€ 330
Amortization expenses	1,300	1,200	1,100
Of which: scheduled consumption of capitalized software	1,200	1,200	1,100
Of which: impairment of current platform software and software under construction	16	29	24
Of which: Additions to internally generated intangible assets	1,500	1,400	1,300
Of which: Positive (Negative) exchange rate changes	€ (99)	€ 47	€ (19)